OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other liabilities

	June 30,	December 31,
	2022	2021
Accrued funding under Max Steel production agreement	$620,000	$620,000
Accrued audit, legal and other professional fees	425,925	429,299
Accrued commissions	458,003	457,269
Accrued bonuses	205,817	360,817
Due to seller of Be Social	—	304,169
Talent liability	2,196,931	2,908,357
Accumulated customer deposits	962,855	1,206,864
Other	461,305	563,809
Other current liabilities	$5,330,836	$6,850,584

	December 31,
	2021	2020
Accrued funding under Max Steel production agreement	$620,000	$620,000
Accrued audit, legal and other professional fees	429,299	325,587
Accrued commissions	457,269	162,678
Accrued bonuses	360,817	—
Due to seller of Be Social (2021) and Shore Fire (2020)	304,169	370,000
Talent liability	2,908,357	1,334,990
Other	1,800,730	698,304
Other current liabilities	$6,880,641	$3,511,559